INVENTORIES	12 Months Ended
Mar. 31, 2026
Classes of current inventories [abstract]
INVENTORIES [Text Block]

5. INVENTORIES

	March 31, 2026 $	March 31, 2025 $

Raw materials	2,196,063	2,193,242
Finished goods	157,483	328,606
Allowance for impairment	(1,936,000)	(340,000)
Total inventories	417,546	2,181,848
Less: non-current portion	-	(1,294,339)
Total current portion of inventories	417,546	887,509

The change in the allowance for impairment of inventory in the amount of $1,596,000 (March 31, 2025: $136,447) was recognized as an expense and included in cost of sales and includes a provision for excess graphene oxide of $1,701,900. The write-down primarily relates to aged graphene oxide inventory for which management no longer expects to realize amounts substantially in excess of nominal proceeds through sale. Accordingly, the affected inventory was written down to its estimated recoverable amount, which management determined to be nominal.

The amount of inventories recognised as an expense and included in cost of sales for the year ended March 31, 2026 was $1,838,971, (2025: $644,610).